Quarterly Holdings Report
for
Fidelity Freedom® Income Fund
December 31, 2022
FRI-NPRT3-0323
1.811331.118
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $3,726,431)	3,750,000	3,727,585

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series All-Sector Equity Fund (c)	611,885	5,341,758
Fidelity Series Blue Chip Growth Fund (c)	1,450,713	14,478,115
Fidelity Series Commodity Strategy Fund (c)	168,602	17,760,582
Fidelity Series Growth Company Fund (c)	1,943,177	26,757,551
Fidelity Series Intrinsic Opportunities Fund (c)	753,505	8,680,381
Fidelity Series Large Cap Stock Fund (c)	1,581,435	26,141,123
Fidelity Series Large Cap Value Index Fund (c)	586,251	8,084,405
Fidelity Series Opportunistic Insights Fund (c)	1,127,374	16,132,726
Fidelity Series Small Cap Discovery Fund (c)	257,103	2,542,752
Fidelity Series Small Cap Opportunities Fund (c)	706,076	8,239,905
Fidelity Series Stock Selector Large Cap Value Fund (c)	1,529,286	18,198,500
Fidelity Series Value Discovery Fund (c)	1,024,613	15,123,294
TOTAL DOMESTIC EQUITY FUNDS (Cost $151,386,304)		167,481,092

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	1,430,804	18,786,458
Fidelity Series Emerging Markets Fund (c)	1,852,442	14,337,904
Fidelity Series Emerging Markets Opportunities Fund (c)	8,264,610	129,093,215
Fidelity Series International Growth Fund (c)	3,334,673	47,552,440
Fidelity Series International Small Cap Fund (c)	872,083	12,941,713
Fidelity Series International Value Fund (c)	4,726,013	47,401,906
Fidelity Series Overseas Fund (c)	4,368,387	47,440,684
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $291,653,754)		317,554,320

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	50,608,024	469,642,459
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	274,838	2,116,252
Fidelity Series Emerging Markets Debt Fund (c)	1,678,239	12,318,276
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	471,356	4,096,080
Fidelity Series Floating Rate High Income Fund (c)	206,891	1,816,501
Fidelity Series High Income Fund (c)	1,553,785	12,523,506
Fidelity Series International Credit Fund (c)	243,475	1,874,758
Fidelity Series International Developed Markets Bond Index Fund (c)	10,832,800	91,103,847
Fidelity Series Investment Grade Bond Fund (c)	93,189,602	917,917,574
Fidelity Series Long-Term Treasury Bond Index Fund (c)	14,684,482	86,051,064
Fidelity Series Real Estate Income Fund (c)	363,814	3,434,400
TOTAL BOND FUNDS (Cost $1,776,007,400)		1,602,894,717

Short-Term Funds - 11.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	4,189,354	4,190,192
Fidelity Series Government Money Market Fund 4.35% (c)(e)	205,674,399	205,674,399
Fidelity Series Short-Term Credit Fund (c)	5,220,253	49,853,412
TOTAL SHORT-TERM FUNDS (Cost $261,648,040)		259,718,003

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $2,484,421,929)	2,351,375,717
NET OTHER ASSETS (LIABILITIES) - 0.0%	215,040
NET ASSETS - 100.0%	2,351,590,757

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	326	Mar 2023	36,608,781	(99,496)	(99,496)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	55	Mar 2023	5,936,133	(44,228)	(44,228)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	105	Mar 2023	14,102,813	30,000	30,000

TOTAL PURCHASED					(113,724)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	99	Mar 2023	19,111,950	533,804	533,804
MSCI EAFE Index Future (United States)	135	Mar 2023	13,158,450	212,174	212,174
MSCI Emerging Markets Index Future (United States)	150	Mar 2023	7,195,500	68,211	68,211

TOTAL SOLD					814,189

TOTAL FUTURES CONTRACTS					700,465
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.7%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,707,791.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	939,165	31,747,115	28,496,088	51,624	6	(6)	4,190,192	0.0%
Total	939,165	31,747,115	28,496,088	51,624	6	(6)	4,190,192

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	462,073,693	139,280,273	93,618,585	23,853,519	(2,436,822)	(35,656,100)	469,642,459
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,870,052	22,759,823	22,939,808	134,652	(238,402)	(335,413)	2,116,252
Fidelity Series All-Sector Equity Fund	7,338,669	898,676	1,584,764	289,311	(105,943)	(1,204,880)	5,341,758
Fidelity Series Blue Chip Growth Fund	12,051,981	10,268,723	3,583,777	496,326	(651,446)	(3,607,366)	14,478,115
Fidelity Series Canada Fund	25,019,580	2,657,972	5,182,127	594,899	(36,764)	(3,672,203)	18,786,458
Fidelity Series Commodity Strategy Fund	42,901,796	23,344,098	25,048,637	20,622,378	(5,536,387)	(17,900,288)	17,760,582
Fidelity Series Emerging Markets Debt Fund	14,799,181	1,129,252	1,991,123	560,953	(521,086)	(1,097,948)	12,318,276
Fidelity Series Emerging Markets Debt Local Currency Fund	4,902,152	84,048	694,477	-	(126,593)	(69,050)	4,096,080
Fidelity Series Emerging Markets Fund	17,581,404	2,500,152	2,858,487	362,403	(326,336)	(2,558,829)	14,337,904
Fidelity Series Emerging Markets Opportunities Fund	158,392,451	24,846,425	30,555,808	3,106,950	(5,403,958)	(18,185,895)	129,093,215
Fidelity Series Floating Rate High Income Fund	2,937,579	119,434	1,113,530	112,096	(140,636)	13,654	1,816,501
Fidelity Series Government Money Market Fund 4.35%	291,427,485	23,121,404	108,874,490	3,360,486	-	-	205,674,399
Fidelity Series Growth Company Fund	30,038,017	11,645,212	7,496,759	156,787	(1,333,011)	(6,095,908)	26,757,551
Fidelity Series High Income Fund	17,400,076	709,077	3,749,373	669,591	(384,073)	(1,452,201)	12,523,506
Fidelity Series Inflation-Protected Bond Index Fund	57,837,687	290,770	57,095,867	275,981	1,481,680	(2,514,270)	-
Fidelity Series International Credit Fund	2,143,327	106,710	10,784	106,710	199	(364,694)	1,874,758
Fidelity Series International Developed Markets Bond Index Fund	88,940,411	25,117,397	13,123,278	721,210	(1,253,223)	(8,577,460)	91,103,847
Fidelity Series International Growth Fund	57,358,305	11,121,051	13,192,216	1,624,364	(2,341,205)	(5,393,495)	47,552,440
Fidelity Series International Small Cap Fund	15,838,374	2,128,471	2,405,531	785,881	(667,768)	(1,951,833)	12,941,713
Fidelity Series International Value Fund	57,937,817	8,949,941	14,582,672	1,590,921	(1,247,889)	(3,655,291)	47,401,906
Fidelity Series Intrinsic Opportunities Fund	29,549,224	6,329,755	20,734,796	5,265,170	6,638,480	(13,102,282)	8,680,381
Fidelity Series Investment Grade Bond Fund	1,151,658,480	43,739,027	170,291,662	24,120,521	(13,682,351)	(93,505,920)	917,917,574
Fidelity Series Large Cap Stock Fund	26,715,585	10,873,129	8,048,995	1,705,358	69,002	(3,467,598)	26,141,123
Fidelity Series Large Cap Value Index Fund	10,054,443	1,488,302	2,506,836	296,359	224,471	(1,175,975)	8,084,405
Fidelity Series Long-Term Treasury Bond Index Fund	106,361,810	18,355,454	13,902,818	1,902,789	(1,522,551)	(23,240,831)	86,051,064
Fidelity Series Opportunistic Insights Fund	15,387,331	8,043,526	3,796,685	770,500	(460,752)	(3,040,694)	16,132,726
Fidelity Series Overseas Fund	57,677,833	10,218,276	12,534,125	855,464	(1,480,375)	(6,440,925)	47,440,684
Fidelity Series Real Estate Income Fund	10,588,308	612,270	6,311,496	590,325	11,238	(1,465,920)	3,434,400
Fidelity Series Short-Term Credit Fund	72,994,989	3,072,620	24,972,302	734,832	(671,625)	(570,270)	49,853,412
Fidelity Series Small Cap Discovery Fund	3,313,051	884,621	810,959	509,629	(3,117)	(840,844)	2,542,752
Fidelity Series Small Cap Opportunities Fund	10,869,932	1,544,953	2,692,474	452,322	(270,518)	(1,211,988)	8,239,905
Fidelity Series Stock Selector Large Cap Value Fund	22,498,045	4,290,679	6,155,027	1,295,883	342,686	(2,777,883)	18,198,500
Fidelity Series Value Discovery Fund	17,114,908	3,298,301	4,075,730	777,322	601,493	(1,815,678)	15,123,294
	2,904,573,976	423,829,822	686,535,998	98,701,892	(31,473,582)	(266,936,278)	2,343,457,940

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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